Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Quarterly Financial Data
Total revenues	$ 319		$ 308		$ 293		$ 300		$ 292		$ 282		$ 275		$ 263		$ 1,220		$ 1,112		$ 600
Operating expenses	128		112		112		117		135		117		115		101		469		468		324
Operating income	123		127		118		119		97		100		97		99		487		393		164
Net earnings (loss)	73		81		76		85		59		65		60		65		315		249		56
Limited partners’ interest in net earnings	$ 32		$ 48		$ 47		$ 60		$ 46		$ 54		$ 49		$ 50		$ 187		$ 199		$ 56
Net earnings (loss) per limited partner unit:
Common - basic (dollars per unit)	$ 0.31	[1]	$ 0.46	[1]	$ 0.48	[1]	$ 0.64	[1]	$ 0.49	[1]	$ 0.62	[1]	$ 0.60	[1]	$ 0.63	[1]	$ 1.87	[1]	$ 2.33	[1]	$ 0.96
Common - diluted (dollars per unit)	$ 0.31	[1]	$ 0.46	[1]	$ 0.48	[1]	$ 0.64	[1]	$ 0.49	[1]	$ 0.62	[1]	$ 0.60	[1]	$ 0.63	[1]	$ 1.87	[1]	$ 2.33	[1]	$ 0.96

[1]	The sum of four quarters may not equal annual results due to rounding or the quarterly number of units outstanding.